Derivatives - Fair value hedges - Hedged item by hedged risk (Details) - Interest rate - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	$ 92,667	$ 94,924
Carrying amount, liabilities	18,215	18,951
Accumulated fair value hedge adjustments included in carrying amount, assets	1,875	225
Accumulated fair value hedge adjustments included in carrying amount, liabilities	836	(110)
Change in fair value	1,524	(320)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(7)	(37)
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	90,617	93,469
Accumulated fair value hedge adjustments included in carrying amount, assets	1,859	231
Change in fair value	2,304	(425)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	482
Loans and advances to banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	153
Accumulated fair value hedge adjustments included in carrying amount, assets	4
Change in fair value	5
Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	1,897	1,455
Accumulated fair value hedge adjustments included in carrying amount, assets	12	(6)
Change in fair value	24	(4)
Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	15,206	14,171
Accumulated fair value hedge adjustments included in carrying amount, liabilities	797	(155)
Change in fair value	(1,011)	124
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	2
Deposits by banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	3,009	4,780
Accumulated fair value hedge adjustments included in carrying amount, liabilities	39	45
Change in fair value	202	$ (15)
HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	0
Carrying amount, liabilities	38,126
Accumulated fair value hedge adjustments included in carrying amount, assets	0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	1,088
Change in fair value	(1,697)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	7
HSBC Holdings | Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	38,126
Accumulated fair value hedge adjustments included in carrying amount, liabilities	1,088
Change in fair value	(1,697)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	$ 71